Notes to the Balance Sheet - Summary of Sensitivity Analysis of Goodwill (Details) - Goodwill of Constellation [Member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Change In Price Obtained In The Market Revenue Related [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 16.6
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	(16.6)
Change in WACC before Taxes [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	(19.1)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	19.5
Change in Foreign Exchange Rate for future Royalties and Net Sales [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	(0.8)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 0.8